Derivative Liabilities (Details Narrative) - USD ($)			6 Months Ended		12 Months Ended
	Oct. 07, 2015	Oct. 07, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Derivative liabilities			$ 6,253,880		$ 221,822	$ 150,076
Change in derivative liabilities			(6,261,101)	$ 87,862	(26,048)	(20,076)
Change in fair value in excess of convertible notes			4,945,782	12,232	12,232	14,748
Change in fair market value of derivative liabilities due to the mark to market adjustment			(842,343)		$ 13,816	$ 5,328
Change in fair market value of the warrants adjustment			147,088	$ 75,630
Change in fair market value on convertible notes adjustment			$ 7,221
Volatility	232.00%	232.00%
Maturity term			2 years		2 years	2 years
Warrant maturity date			Mar. 30, 2020
Increase in trading fees (monthly)			1.00%		1.00%	1.00%
Default event, Description			An event of default would occur -0-% of the time, increasing 1% per month to a maximum of 20%.		An event of default would occur -0-% of the time, increasing 1% per month to a maximum of 20%.	An event of default would occur -0-% of the time, increasing 1% per month to a maximum of 20%.
Fundamental transaction, Description			A change of control and fundamental transaction would occur initially -0-% of the time and increase monthly by -0-% to a maximum of -0-%.		A change of control and fundamental transaction would occur initially -0-% of the time and increase monthly by -0-% to a maximum of -0-%.	A change of control and fundamental transaction would occur initially -0-% of the time and increase monthly by -0-% to a maximum of -0-%.
Reset event, Description			Reset events were projected to occur by 12/31/17 and 12/31/18 ? the reset provision ends 3/30/19 and the option expires 3/30/20.
Minimum [Member]
Stock price			$ 0.0435		$ 0.0435	$ 0.0435
Volatility			145.00%		145.00%	145.00%
Trading fees (monthly)			$ 556,020		$ 556,020	$ 556,020
Minimum [Member] | Historical Annual Volatility [Member]
Volatility			261.86%
Maximum [Member]
Stock price			$ 0.0050		$ 0.0050	$ 0.0050
Volatility			385.00%		385.00%	385.00%
Trading fees (monthly)			$ 911,155		$ 911,155	$ 911,155
Maximum [Member] | Historical Annual Volatility [Member]
Volatility			261.99%